Note 14 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31,	December 31,
	2023	2022
	$	$
Equity	506,757	401,696
Lease obligation	154	261
Cash	(68,707)	(29,955)
Investments	(8)	(11)
Total	438,196	371,991